Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - Fair Value, Inputs, Level 3 [Member]	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021 $ / shares $ / item	Mar. 31, 2022 USD ($) $ / shares $ / item	Dec. 31, 2021 USD ($) $ / shares $ / item
private placement warrants [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 9.94	$ 9.84
Strike price (in Dollars per Item) | $ / item		11.5	11.5
Volatility		3.80%	12.20%
Risk-free rate		2.42%	1.17%
Dividend yield		0.00%	0.00%
Fair value of warrants (in Dollars) | $		$ 0.14	$ 0.6
Convertible Promissory Note – Related Party [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.87	$ 9.94
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Volatility	9.10%	3.80%
Risk-free rate	2.40%	2.40%
Dividend yield	0.00%	0.00%
Business combination [Member] | private placement warrants [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring		75.00%	75.00%
Business combination [Member] | Convertible Promissory Note – Related Party [Member]
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Probability of Business Combination occurring	75.00%	75.00%